Group - Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities
Receipts from customers	$ 1,980	$ 1,583	$ 3,535
Payments to suppliers and employees	(1,316)	(1,231)	(2,433)
Cash generated from operations	664	352	1,102
Dividends received from joint ventures	54	33	77
Taxation refund	0	7	7
Taxation paid	(166)	(75)	(228)
Net cash inflow (outflow) from operating activities from continuing operations	552	317	958
Net cash inflow (outflow) from operating activities from discontinued operations	52	26	89
Net cash inflow (outflow) from operating activities	604	343	1,047
Cash flows from investing activities
Capital expenditure	(307)	(264)	(703)
Interest capitalised and paid	(7)		(6)
Proceeds from disposal of tangible assets	0	2	3
Other investments acquired	(4)	0	(9)
Proceeds from disposal of other investments	9	3	3
Investments in associates and joint ventures	0	(2)	(5)
Loans advanced to associates and joint ventures	0	(3)	(3)
Loans repaid by associates and joint ventures	0	6	23
Decrease (increase) in cash restricted for use	(7)	15	0
Interest received	9	5	14
Net cash inflow (outflow) from investing activities from continuing operations	(307)	(238)	(683)
Net cash inflow (outflow) from investing activities from discontinued operations	(17)	(29)	(54)
Cash in subsidiaries sold and transferred to held for sale	2	0	(6)
Net cash inflow (outflow) from investing activities	(322)	(267)	(743)
Cash flows from financing activities
Proceeds from borrowings	1,526	154	168
Repayment of borrowings	(811)	(82)	(123)
Repayment of lease liabilities	(22)	(20)	(42)
Finance costs - borrowings	(67)	(68)	(128)
Finance costs - leases	(4)	(5)	(9)
Other borrowing costs	(18)	0	0
Dividends paid	(44)	(43)	(43)
Net cash inflow (outflow) from financing activities from continuing operations	560	(64)	(177)
Net increase (decrease) in cash and cash equivalents	842	12	127
Effect of exchange rate changes on cash and cash equivalents [abstract]
Translation	(6)	1	0
Cash and cash equivalents at beginning of period	456	329	329
Cash and cash equivalents at end of period	$ 1,292	$ 342	$ 456